General (Details Narrative) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Net loss | ₪	₪ (18,077)		₪ (16,808)	₪ (20,113)
Cash flows from (used in) operating activities | ₪	(15,486)		(20,337)	₪ (23,635)
Retained earnings | ₪	₪ (118,941)		₪ (100,864)
U.S. Dollars
Statement Line Items [Line Items]
Net loss | $		$ (5,623)
Cash flows from (used in) operating activities | $		$ (4,816)
Retained earnings | $					$ (36,996)